                                   Law Offices

                      Stradley, Ronon, Stevens & Young, LLP

                            2600 One Commerce Square
                      Philadelphia, Pennsylvania 19103-7098
                                 (215) 564-8000

                                                          1933 Act Rule 497(j)
                                                   1933 Act File No. 033-91770
                                                   1940 Act File No. 811-09038

Direct Dial: (215) 564-8077
                                November 2, 2005

FILED VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:     The Olstein Funds (the "Registrant")
             SEC File Nos. 033-91770 and 811-09038
             Rule 497(j) filing

Dear Sir or Madam:

     On behalf of the  Registrant,  pursuant to Rule 497(j) under the Securities
Act of 1933, as amended,  this letter serves as  certification  that the form of
Prospectus  and Statement of Additional  Information  that would have been filed under  paragraph (c) of Rule 497 would not have differed from those contained in
Post-Effective Amendment No. 17/18 filed electronically with the U.S. Securities and Exchange Commission on October 28, 2005.

     Please direct any questions or comments  relating to this  certification to me at the above phone  number,  or in my absence to Michael P.  O'Hare,  Esq. at
(215) 564-8198.

                                               Very truly yours,

                                               /s/ Fabio Battaglia
                                               Fabio Battaglia

cc:  James B. Kimmel
     Michael Luper
     Michael P. O'Hare, Esq.